CARILLON SERIES TRUST

Carillon Scout Mid Cap Fund

SUPPLEMENT DATED OCTOBER 2, 2023 TO THE

PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2023, AS PREVIOUSLY

AMENDED OR SUPPLEMENTED

Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® will retire and no longer serve as a Portfolio Manager for the Carillon Scout Mid Cap Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE